World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	125,587,360.56	13,461
Yield Supplement Overcollateralization Amount at 12/31/14	1,520,667.08	0
Receivables Balance at 12/31/14	127,108,027.64	13,461
Principal Payments	7,135,663.15	268
Defaulted Receivables	208,542.42	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	1,361,828.12	0
Pool Balance at 01/31/15	118,401,993.95	13,178

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	16.03%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.28%
Weighted Average APR, Yield Adjusted	5.61%
Weighted Average Remaining Term	26.28

Delinquent Receivables:
Past Due 31-60 days	2,912,763.89	244
Past Due 61-90 days	986,911.96	85
Past Due 91 + days	146,857.98	13
Total	4,046,533.83	342

Total 31+ Delinquent as % Ending Pool Balance	3.42%

Recoveries	131,002.71

Aggregate Net Losses/(Gains) - January 2015	77,539.71
Current Net Loss Ratio (Annualized)	0.73%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.01%

Flow of Funds	$ Amount

Collections	7,734,926.68
Advances	(2,007.16)
Investment Earnings on Cash Accounts	1,136.93
Servicing Fee	(105,923.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,628,133.09

Distributions of Available Funds
(1) Class A Interest	106,309.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,185,366.61
(7) Distribution to Certificateholders	304,788.05
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,628,133.09

Servicing Fee	105,923.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 01/15/15	118,344,560.26
Principal Paid	7,185,366.61
Note Balance @ 02/17/15	111,159,193.65

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-3
Note Balance @ 01/15/15	11,620,560.26
Principal Paid	7,185,366.61
Note Balance @ 02/17/15	4,435,193.65
Note Factor @ 02/17/15	1.8251826%

Class A-4
Note Balance @ 01/15/15	87,531,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	87,531,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	19,193,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	137,978.43
Total Principal Paid	7,185,366.61
Total Paid	7,323,345.04

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	9,296.45
Principal Paid	7,185,366.61
Total Paid to A-3 Holders	7,194,663.06

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1957907
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1960010
Total Distribution Amount	10.3917917

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0382570
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.5694099
Total A-3 Distribution Amount	29.6076669

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/14	37,808.31
Balance as of 01/31/15	35,801.15
Change	(2,007.16)

Reserve Account
Balance as of 01/15/15	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07